Document and Entity Information	Mar. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	EL PASO ELECTRIC CO /TX/
Entity Incorporation, State or Country Code	TX
Entity File Number	001-14206
Entity Tax Identification Number	74-0607870
Entity Address, Address Line One	100 NORTH STANTON
Entity Address, City or Town	EL PASO
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79901
City Area Code	915
Local Phone Number	543-5711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000031978
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	EE
Security Exchange Name	NYSE